Fair Value Adjustment (Detail) $ in Thousands	3 Months Ended
Dec. 31, 2017 USD ($)
Annese
Business Acquisition [Line Items]
Net assets acquired, beginning balance	$ 30,033
Purchase price and fair value adjustments:
Current assets	(480)
Goodwill	(7,803)
Intangible assets	2,193
Current liabilities	170
Deferred income taxes	1,326
Business Acquisition Purchase Price Fair Value Adjustments, Total	(4,594)
Net assets acquired, ending balance	25,439
SPS
Business Acquisition [Line Items]
Net assets acquired, beginning balance	59,125
Purchase price and fair value adjustments:
Current assets	(4,710)
Property and equipment	(5,209)
Goodwill	(4,594)
Intangible assets	4,899
Current liabilities	(8,834)
Deferred income taxes	10,448
Business Acquisition Purchase Price Fair Value Adjustments, Total	(8,000)
Net assets acquired, ending balance	51,125
RGTS
Business Acquisition [Line Items]
Net assets acquired, beginning balance	20,852
Purchase price and fair value adjustments:
Current assets	(206)
Property and equipment	31
Goodwill	(3,715)
Intangible assets	4,000
Current liabilities	(100)
Business Acquisition Purchase Price Fair Value Adjustments, Total	10
Net assets acquired, ending balance	$ 20,862